February 28, 2007

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Wisconsin Energy Corporation Annual Report on

Form 10-K for the year ended December 31, 2006

(File No. 001-09057)

Ladies and Gentlemen:

Transmitted herewith for filing pursuant to Section 13 of the Securities Exchange Act of 1934, and related rules and regulations promulgated thereunder, is the Annual Report of Wisconsin Energy Corporation on Form 10-K for the year ended December 31, 2006, including the exhibits listed therein as being filed therewith.

The financial statements in the report do not reflect any changes from the preceding year in any accounting principles or practices, or in the method of applying any such principles or practices, with the following exceptions:

•	Effective January 1, 2006, Wisconsin Energy adopted Statement of Financial Accounting (SFAS) No. 123R, Share-Based Payment (see Note A in the Notes to Consolidated Financial Statements (the Notes));

•

Effective July 1, 2006, Wisconsin Energy adopted FASB Staff Position on FASB Interpretation No. 46R-6, Determining the Variability to Be Considered in Applying FASB Interpretation No. 46(R) (see Note G in the Notes); and

•

Effective December 31, 2006, Wisconsin Energy adopted SFAS No. 158, Employers’ Accounting for Defined Benefit Pension and Other Postretirement Plans – An Amendment of Financial Accounting Standards Board (FASB) Statements 87, 88, 106 and 132R (see Note O in the Notes).

Please notify me (414-221-3940) immediately if you have any questions regarding this information or encounter any problems receiving this filing electronically.

Sincerely,

By	/s/ STEPHEN P. DICKSON
Stephen P. Dickson — Vice President and Controller — Principal Accounting Officer

Enclosures

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